Quarterly Results (unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Results (unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results (unaudited)
Fiscal 2013:

	Quarter Ended
	September 30, 2013	June 30, 2013	March 31, 2013	December 30, 2012
Net sales	$1,137,732	$1,089,825	$987,756	$870,268
Gross profit	396,493	382,759	322,904	288,156
Net (loss) income	(36,657)	36,761	(40,523)	(7,091)
Fiscal 2012:

	Quarter Ended
	September 30, 2012	July 1, 2012	April 1, 2012	January 1, 2012
Net sales	$832,576	$824,803	$746,285	$848,771
Gross profit	279,925	291,696	260,031	284,026
Net income (loss)	9,225	58,851	(28,451)	13,170

Sales Revenue, Goods, Net	$ 1,137,732	$ 1,089,825	$ 987,756	$ 870,268	$ 832,576	$ 824,803	$ 746,285	$ 848,771	$ 4,085,581	$ 3,252,435	$ 3,186,916
Gross Profit	396,493	382,759	322,904	288,156	279,925	291,696	260,031	284,026	1,390,312	1,115,678	1,128,867
Net Income (Loss) Attributable to Parent	$ (36,657)	$ 36,761	$ (40,523)	$ (7,091)	$ 9,225	$ 58,851	$ (28,451)	$ 13,170	$ (47,370)	$ 52,795	$ (74,626)